Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of stock options activity

	Number of	Weighted average
	stock options	exercise price ($)
Balance, December 31, 2019	1,760,000	$4.68
Issued	1,304,300	2.73
Expired	(203,000)	4.79
Balance, December 31, 2020	2,861,300	$3.78
Issued	2,666,666	4.04
Expired	(227,833)	3.86
Exercised	(998,333)	2.84
Balance, December 31, 2021	4,301,800	$4.16

Summary of weighted average assumptions to determine fair value of options

	Year Ended	Year Ended
	December 31,	December 31,
	2021	2020
Fair value of stock options at grant date	$2.33	$1.52
Share price	$4.04	$2.68
Exercise price	$4.04	$2.73
Risk-free interest rate	0.73%	0.41%
Expected volatility	93%	95%
Expected life in years	3.71	3.01
Expected dividend yield	Nil	Nil

Schedule of stock options issued and outstanding

		Weighted average		Number of
		remaining	Number of	options
	Exercise	contractual	options	vested
Expiry date	price ($)	life (years)	outstanding	(exercisable)
June 22, 2022	2.58	0.47	83,334	83,334
February 8, 2023	4.56	1.11	416,666	416,666
February 18, 2023	4.80	1.13	560,000	482,500
February 22, 2023	4.46	1.15	130,000	105,000
October 15, 2024	3.23	2.79	60,000	40,000
December 2, 2024	4.08	2.92	60,000	40,000
December 5, 2024	3.69	2.93	60,000	60,000
February 23, 2025	3.54	3.15	81,800	81,800
August 16, 2025	5.00	3.63	200,000	200,000
August 19, 2025	2.12	3.64	100,000	33,333
August 30, 2025	5.00	3.67	480,000	480,000
October 7, 2025	2.90	3.77	35,000	11,667
December 2, 2025	2.59	3.92	130,000	33,333
January 2, 2026	4.30	4.01	150,000	150,000
January 24, 2026	5.34	4.07	60,000	40,000
March 29, 2026	4.51	4.24	400,000	—
April 1, 2026	5.77	4.25	140,000	93,333
April 4, 2026	5.42	4.26	60,000	40,000
May 12, 2026	3.00	4.36	75,000	25,000
June 5, 2026	3.26	4.43	60,000	—
August 16, 2026	3.26	4.63	60,000	—
August 24, 2026	3.81	4.65	140,000	12,500
September 13, 2026	4.88	4.70	55,000	—
December 8, 2026	2.65	4.94	380,000	—
December 8, 2026	3.59	4.94	325,000	—
	4.16	3.30	4,301,800	2,428,466